INTANGIBLE ASSETS (Details) - USD ($)		12 Months Ended
	Jun. 20, 2025	Nov. 30, 2025	Nov. 30, 2024	Jan. 31, 2028	Jan. 31, 2027	Jan. 31, 2026
INTANGIBLE ASSETS
Gross Assets		$ 67,430
Accumulated Amortization		(1,515)
Intangible asset, net		$ 65,915
Weighted Average Remaining Life (Years)		19 years 6 months	0 years
Aggregate amortization expense		$ 1,515	$ 0
Expected amortization expense, year 1		3,400
Expected amortization expense, year 2		3,400
Expected amortization expense, year 3		3,400
Expected amortization expense, year 4		3,400
Expected amortization expense, year 5		3,400
Patent licenses
INTANGIBLE ASSETS
Gross Assets		67,430
Accumulated Amortization		(1,515)
Intangible asset, net		$ 65,915
Weighted Average Remaining Life (Years)		19 years 6 months	0 years
Patent licenses | Patent License Agreement
INTANGIBLE ASSETS
Agreement Term	10 years
License fee paid	$ 50,000
Patent expense reimbursement	$ 17,430
License maintenance fee, year 1						$ 35,000
Annual license maintenance fee, years 2-3				$ 50,000	$ 50,000
Minimum annual royalties, years 4-10		$ 65,000